Dear Shareholder,

Iraq, Iraq, Iraq. That has been the dominant theme for the past few months and, to an unusual degree, the economy and the markets were overshadowed this quarter by geopolitics. In October, Congress debated and then voted to authorize the president to use all means necessary to force Iraq's compliance with UN resolutions. After that, months of arduous and acrimonious diplomacy through the United Nations resulted in little resolution, while a simultaneous crisis developed in North Korea involving the stated intent of Kim Jong-II to develop nuclear weapons.

The result of these international crises was that both corporate America and, to a lesser degree consumers, took a wait-and-see attitude towards spending. While consumer spending, which now accounts for 70% of U.S. economic activity, continued to rise steadily, consumers also began to save more and to retire high-interest debt with lower-interest mortgage refinancing. Companies, however, remained static as CEOs were reluctant to authorize significant capital spending on future growth. The result was an economy that has remained stable but not dynamic. The employment picture neither worsened nor improved; the current account deficit soared to nearly 5% of GDP and the price of oil rose substantially as fears of war grew. Even so, overall growth has been steady between 2.5% and 3%.

During this period, the equities markets recovered from the lows of October 9, but trading was volatile. A fourth quarter rally in technology stocks saw substantial gains which were not sustained. The Dow was down 3.55% for the quarter ended January 31, 2003, while the Nasdaq was down 0.66% for the same period. The bond market was stronger. As retail investors shunned equities and sought safe havens for their investments, yields on the 10-year Treasury note declined below 4.00% for the first time in decades and the Lehman Brothers Government/Credit Bond Index was up 2.71% for the fiscal quarter. The Castle Convertible Fund was up 1.86% for the same period.

The first months of 2003 remained similarly static. However, with the commencement of war with Iraq, whatever the ultimate outcome, the remainder of the year should see a resumption of stronger growth and less fruitful opportunity in fixed-income investments as cash that has been accumulating in money-market accounts and on corporate balance sheets is put to more productive use.


                                       By:  /s/ Dan C. Chung
                                            -------------------------
                                            Dan C. Chung
                                            Chief Investment Officer


March 19, 2003


CASTLE CONVERTIBLE FUNDS, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2003


Principal       Corporate Convertible
 Amount           Bonds-54.5%                                Value
----------------------------------------------------------------------

                AEROSPACE & DEFENSE-3.2%
$    500,000    EDO Corporation, Cv. Sub.
                Notes, 5.25%, 4/15/07(a)                  $    491,900
   1,000,000    L-3 Communications Holdings,
                Inc., Senior Sub Cv. Contingent
                Debt Securities, 4.00%, 9/15/11              1,125,000
                                                          ------------
                                                             1,616,900
                                                          ------------

                AIR FREIGHT & LOGISTICS-1.0%
     500,000    United Parcel Service, Inc.,
                Senior Cv. Notes, 1.75%,
                9/27/07                                        517,500
                                                          ------------

                BIOTECHNOLOGY-2.2%
     650,000    Aviron, Cv. Sub. Notes,
                5.25%, 2/1/08                                  660,465
     400,000    Charles River Laboratories
                International, Inc., Senior Cv.
                Deb., 3.50%, 2/1/22                            426,480
                                                          ------------
                                                             1,086,945
                                                          ------------

                COMMERCIAL SERVICES &
                SUPPLIES-1.6%
     750,000    First Data Corporation, Senior
                Cv. Contingent Debt Securities,
                2.00%, 3/1/08                                  828,750
                                                          ------------

                COMMUNICATIONS EQUIPMENT-.5%
     300,000    Adaptec, Inc., Cv. Sub. Notes,
                3.00%, 3/5/07(a)                               253,860
                                                          ------------

                COMPUTER SOFTWARE-4.1%
     550,000    BEA Systems, Inc., Cv.
                Sub. Notes, 4.00%,
                12/15/06                                       498,410
     650,000    Juniper Networks, Inc.,
                Cv. Sub.
                Notes, 4.75%, 3/15/07                          552,500
   1,150,000    VERITAS Software Corporation,
                Cv. Sub. Notes, 1.856%,
                8/13/06                                      1,033,620
                                                          ------------
                                                             2,084,530
                                                          ------------

                ELECTRONIC EQUIPMENT &
                INSTRUMENTS-1.9%
     500,000    Agilent Technologies, Inc.,
                Senior Cv. Deb., 3.00%,
                12/1/21                                        481,460
     500,000    Jabil Circuit, Inc., Cv. Sub.
                Notes, 1.75%, 5/15/21                          472,400
                                                          ------------
                                                               953,860
                                                          ------------

                ENERGY EQUIPMENT & SERVICES-3.3%
     650,000    BJ Services Company, Cv. Senior
                Notes, 0.3954%, 4/24/22(a)                     528,125
     500,000    Diamond Offshore Drilling, Inc.,
                Cv. Senior Deb., 1.50%,
                4/15/31                                        463,100
     650,000    Kerr-McGee Corporation, Cv.
                Sub. Deb., 5.25%, 2/15/10                      697,937
                                                          ------------
                                                             1,689,162
                                                          ------------


Principal       Corporate Convertible                        Value
 Amount         Bonds-46.0%
----------------------------------------------------------------------

                HEALTH CARE-7.5%
$    500,000    AmeriSource Health
                Corporation, Cv. Sub.
                Notes, 5.00%, 12/1/07                     $    674,850
     500,000    Medtronic, Inc., Senior Cv.
                Deb., 1.25%, 9/15/21                           523,750
   1,250,000    Omnicare, Inc., Cv. Sub. Deb.,
                5.00%, 12/1/07                               1,229,750
     375,000    Province Healthcare Company,
                Cv. Sub. Notes, 4.50%,
                11/20/05                                       325,312
     500,000    Quest Diagnostics Incorporated,
                Contingent Cv. Deb., 1.75%,
                11/30/21                                       521,900
     800,000    Universal Health Services, Inc.,
                Cv. Deb., 0.426%, 6/23/20                      519,840
                                                          ------------
                                                             3,795,402
                                                          ------------

                HOTELS, RESTAURANTS &
                LEISURE-1.4%
     750,000    Hilton Hotels Corp., Cv. Sub.
                Notes, 5.00%, 5/15/06                          728,438
                                                          ------------

                INDUSTRIAL CONGLOMERATES-2.0%
     500,000    Tyco International Group S.A.,
                Series A, Senior Cv. Deb.,
                2.75%, 1/15/18(a)                              501,250
     500,000    Tyco International Group S.A.,
                Series B, Senior Cv. Deb.,
                3.125%, 1/15/23(a)                             501,875
                                                          ------------
                                                             1,003,125
                                                          ------------

                INSURANCE-.9%
     500,000    Loews Corporation,
                Exchangeable Sub. Notes,
                3.125%, 9/15/07                                458,750
                                                          ------------

                MEDIA-4.9%
     750,000    Clear Channel Communications,
                Inc., Senior Cv. Notes, 2.625%,
                4/1/03                                         749,025
     750,000    Cox Communications, Inc.,
                Senior Cv. Notes, 0.348%,
                2/23/21                                        539,025
     750,000    Echostar Communications
                Corporation, Cv. Sub. Notes,
                5.75%, 5/15/08                                 731,250
     500,000    Liberty Media Corporation,
                Senior Exchangeable Deb.,
                3.25%, 3/15/31                                 474,375
                                                          ------------
                                                             2,493,675
                                                          ------------

                PHARMACEUTICALS-1.1%
     650,000    IVAX Corporation, Cv. Senior
                Sub. Notes, 4.50%, 5/15/08                     548,470
                                                          ------------


Principal       Corporate Convertible                        Value
 Amount         Bonds-(Continued)
----------------------------------------------------------------------

                REAL ESTATE-2.4%
$  1,150,000    Equity Office Properties
                Operating Ltd. Partnership,
                Senior Exchange Notes,
                7.25%, 11/15/08                           $  1,191,630
                                                          ------------

                RETAIL-6.6%
     750,000    Barnes & Noble, Inc., Cv. Sub.
                Notes, 5.25%, 3/15/09                          712,500
     500,000    Gap, Inc., (The) Senior Cv.
                Notes, 5.75%, 3/15/09(a)                       613,750
     500,000    Penney (J.C.) Company, Inc.,
                Cv. Sub. Notes, 5.00%,
                10/15/08                                       498,550
     500,000    Performance Food Group
                Company, Cv. Sub. Notes,
                5.50%, 10/16/08                                602,500
   1,000,000    The Pep Boys-Manny, Moe &
                Jack, Cv. Senior Notes, 4.25%,
                6/1/07(a)                                      901,250
                                                          ------------
                                                             3,328,550
                                                          ------------

                SEMICONDUCTOR EQUIPMENT
                & PRODUCTS-6.8%
   1,000,000    Analog Devices, Inc., Cv. Sub.
                Notes, 4.75%, 10/1/05                        1,003,800
     750,000    Fairchild Semiconductor
                Corporation, Senior Cv. Sub.
                Notes, 5.00%, 11/1/08                          690,000
     650,000    International Rectifer
                Corporation, Cv. Sub. Notes,
                4.25%, 7/15/07                                 564,720
     650,000    LSI Logic Corporation, Cv. Sub.
                Notes, 4.00%, 11/1/06                          545,220
     750,000    Teradyne Inc., Cv. Senior Notes,
                3.75%, 10/15/06                                659,775
                                                          ------------
                                                             3,463,515
                                                          ------------

                SOFTWARE-1.9%
     625,000    Symantec Corporation, Cv.
                Sub. Notes, 3.00%, 11/1/06                     975,750
                                                          ------------

                WIRELESS TELECOMMUNICATION
                SERVICES-1.2%
     675,000    Nextel Communications, Inc.,
                Cv. Senior Notes, 4.75%,
                7/1/07                                         617,625
                                                          ------------

                Total Corporate Convertible
                Bonds (Cost $27,485,761)                    27,636,437
                                                          ------------

      Shares    Preferred Stock-.8%
      ------

                INSURANCE-.8%
      15,000    XL Capital LTD., Cl. A, 7.625%,
                Series B (Cost $375,000)                       390,000
                                                          ------------

                Convertible Preferred
                Securities-9.6%

                BANKS-1.7%
      16,700    Washington Mutual, Capital
                Trust 2001, 5.375%, Cv. Pfd.
                Income Equity Redeemable
                Securities                                     860,050
                                                          ------------

                Convertible Preferred
Shares          Securities-(Continued)                       Value
----------------------------------------------------------------------

                ENERGY-1.9%
      20,000    Unocal Capital Trust II, 6.25%,
                Cv. Pfd.                                  $    988,700
                                                          ------------

                FOOD & PRODUCTS-1.5%
      14,000    Suiza Capital Trust II,
                5.50%, Cv. Pfd                                 766,500
                                                          ------------

                HOUSEHOLD DURABLES-1.9%
      21,000    Newell Financial Trust I, 5.25%,
                Cv. Quarterly Income Pfd.                      966,000
                                                          ------------

                INSURANCE-1.1%
      22,000    Travelers Property Casualty
                Corp., 4.50%, Cv. Jr. Sub.
                Notes                                          532,840
                                                          ------------

                PAPER PACKAGING & FOOD
                PRODUCTS-1.5%
      15,900    International Paper Capital
                Trust, 5.25%, Cv. Pfd.                         756,204
                                                          ------------

                Total Convertible
                Preferred Securities
                (Cost $4,836,259)                            4,870,294
                                                          ------------

                Mandatory Convertible
                Securities-16.6%

                AEROSPACE & DEFENSE-3.7%
       8,250    Northrop Grumman Corp., Equity
                Security Units, 7.25%,
                11/16/04(b)                                    856,763
      19,100    Raytheon Company, 8.25%,
                Equity Security Units,
                5/15/04(b)                                   1,035,220
                                                          ------------
                                                             1,891,983
                                                          ------------

                DIVERSIFIED FINANCIALS-2.4%
      37,500    Affiliated Managers Group, Inc.,
                6.00%, Feline (PRIDES),
                11/17/04(b)                                    672,750
      17,500    Capital One Financial
                Corporation, 6.25%, Upper
                DECS, 5/17/05(b)                               524,125
                                                          ------------
                                                             1,196,875
                                                          ------------

                DIVERSIFIED TELECOMMUNICATION
                SERVICES-2.2%
      12,000    ALLTEL Corporation, 7.75%,
                Equity Units, 5/17/05(b)                       574,800
      20,000    CenturyTel, Inc., 6.875%,
                Corporate Units, 5/15/05(b)                    520,600
                                                          ------------
                                                             1,095,400
                                                          ------------

                ELECTRIC UTILITIES-.7%
      14,200    DTE Energy Company, 8.75%,
                Equity Security Units,
                8/16/05(b)                                     365,508
                                                          ------------

                ENERGY-3.0%
      10,000    Cinergy Corp., 9.50%, Feline
                Income (PRIDES), 2/16/05(b)                    535,800
      10,500    Dominion Resources Inc.,
                8.75%, Upper DECS Equity
                Income Securities, 5/15/06(b)                  508,200


                Mandatory Convertible
Shares          Securities-(Continued)                       Value
----------------------------------------------------------------------

                ENERGY-(Continued)
17,500          Valero Energy Corp., Trust I,
                7.75%, Premium Equity
                Participating Security Units,
                8/18/03(b)                                $    481,075
                                                          ------------

                                                             1,525,075
                                                          ------------

                HEALTH CARE-1.0%
       6,375    Anthem, Inc., 6.00%, Equity
                Security Units, 11/15/04(b)                    494,126
                                                          ------------

                INSURANCE-2.3%
      10,000    Chubb Corporation (The), 7.00%,
                Equity Units, 11/16/05(b)                      242,900
       5,000    MetLife Capital Trust I, 8.00%,
                Equity Security Units,
                5/15/03(b)                                     407,500
      10,000    PartnerRe Ltd., 8.00%,
                Premium Equity Participating
                Security Units, 12/31/04(b)                    526,500
                                                          ------------
                                                             1,176,900
                                                          ------------

                PAPER & FOREST PRODUCTS-1.3%
      16,500    Boise Cascade Corporation,
                Boise Cascade Trust, 7.50%,
                Adjustable Conversion Rate
                Equity Security Units,
                12/16/04(b)                                    684,750
                                                          ------------

                Total Mandatory Convertible
                Securities (Cost $9,239,757)                 8,430,617
                                                          ------------

                Common Stocks-9.2%

                DIVERSIFIED FINANCIALS-1.2%
      17,500    Citigroup Inc.                                 601,650
                                                          ------------

                ELECTRIC UTILITIES-.9%
      15,000    FirstEnergy Corp.                              468,000
                                                          ------------


                Common
Shares          Stock-(Continued)                           Value
----------------------------------------------------------------------

                INSURANCE-1.0%
      15,000    Lincoln National Corporation              $    483,750
                                                          ------------

                MULTI-UTILITIES &
                UNREGULATED POWER-.7%
      16,800    Energy East Corporation                        331,296
                                                          ------------

                PHARMACEUTICALS-2.0%
      20,000    Bristol-Myers Squibb

                Company                                        471,800
      14,300    Wyeth                                          558,129
                                                          ------------
                                                             1,029,929
                                                          ------------

                REAL ESTATE-.5%
       7,000    Health Care Property Investors,
                Inc.                                           257,880
                                                          ------------

                ROAD & RAIL-1.3%
      11,800    Union Pacific Corporation                      673,308
                                                          ------------


                TOBACCO-.8%
      11,000    Altria Group, Inc.                             416,570
                                                          ------------

                WIRELESS TELECOMMUNICATION
                SERVICES-.8%
      11,000    Verizon Communications Inc.                    421,080
                                                          ------------

                Total Common Stocks
                (Cost $4,910,816)                            4,683,463
                                                          ------------


   Principal    Short-Term
    Amount      Investments-6.8%
------------

$ 3 ,450,000    Student Loan Marketing

                Association, 1.19%, 2/3/03
               (Cost $3,449,772)                             3,449,772
                                                          ------------

Total Investments (Cost $50,297,365)             97.5%      49,460,583
Other Assets in Excess of Liabilities             2.5        1,244,598
                                                          ------------
Net Assets                                      100.0%    $ 50,705,181
                                                          ============
Net Asset Value Per Share                                 $      22.68
                                                          ============

--------------------
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b) These securities are required to be converted on the date listed; they generally may be converted prior to this date at the option of the holder.

CASTLE CONVERTIBLE FUND, INC.
SUMMARY OF OPERATIONS
For the three months ended January 31, 2003 (Unaudited)


INVESTMENT INCOME:
  Income:
    Dividends                                                                           $289,426
    Interest                                                                             268,765
                                                                                        --------
      Total Income                                                                       558,191
      Total Expenses                                                                     144,566
                                                                                        --------

NET INVESTMENT INCOME                                                                    413,625

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

  Net realized loss on investments                                       $ (664,042)
  Net change in unrealized appreciation (depreciation) on investments     1,236,607
                                                                         ----------

  Net realized and unrealized gain (loss) on investments                                 572,565
                                                                                        --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $986,190
                                                                                        ========




Castle Convertible Fund, Inc.                 Castle Convertible Fund, Inc.






Board of Directors
Fred M. Alger, Chairman
James P. Connelly, Jr., Vice Chairman               Quarterly Report
Charles F. Baird, Jr.                               January 31, 2003
Roger P. Cheever
Dan C. Chung
Lester L. Colbert, Jr.
Stephen E. O'Neil
Nathan E. Saint-Amand
B. Joseph White

--------------------------------------------

Investment Adviser
Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

--------------------------------------------

Transfer Agent and Dividend Disbursing Agent

Alger Shareholder Services, Inc.
30 Montgomery Street, Box 2001
Jersey City, N.J. 07302-9811

--------------------------------------------

This report was prepared for distribution to shareholders and to others who may be interested in current information concerning the Fund. It was not prepared for use, nor is it circulated in connection with any offer to sell, or solicitation of any offer to buy, any securities.